UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Exchange Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds: Exchange

Portfolio, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 12/31/2010

Item 1	–	Report to Stockholders

December 31, 2010

Annual Report

BlackRock FundsSM

▶	BlackRock Exchange Portfolio

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2010

Dear Shareholder

Economic data fluctuated widely throughout 2010 as the global economy continued to emerge from the “Great Recession.” As the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement.

Debt and deflationary risks remained present throughout 2010, causing central banks worldwide to respond with unprecedented actions, most notably a second round of quantitative easing (informally known as “QE2”) from the US Federal Reserve Board (the “Fed”). Inflation remained a non-issue in the developed world, but continued to rear its ugly head in some emerging economies, most evidently in China. Global and US gross domestic product (“GDP”) growth both continued in a positive direction but remained subpar compared to most historical economic recoveries. In the United States, the corporate sector has been an important area of strength and consumer spending has shown improvement, although weakness in the housing and labor markets continues to burden the economy.

Stocks moved higher in the early months of 2010 on the continuation of the 2009 asset recovery story. The mid-year months saw a double-digit percentage correction on the back of the Greek sovereign debt crisis and a stalling in jobs growth, leading to fears of a double-dip recession. After touching a late summer low, equity markets rallied through year end as these concerns receded. The announcement of QE2 and extension of the Bush-era tax cuts further boosted equities as the year came to a close. Although the course was uneven and high volatility remained a constant for stocks, equity markets globally ended the year strong. Emerging markets outpaced the developed world in terms of economic growth and posted respectable gains for the year despite sovereign debt problems and heightening inflationary pressures. US stocks recorded double-digit percentage gains for the second consecutive year. Small cap stocks outperformed large caps as investors began to move into higher-risk assets.

In fixed income markets, yields trended lower over most of the year as investors continued to favor safer assets. That trend reversed abruptly in the fourth quarter when market fears abated and investors began seeking higher-risk assets, driving yields sharply upward through year end. However, yields were lower overall for the year and fixed income markets finished 2010 in positive territory. Although fixed income securities generally underperformed equities, high yield bonds only marginally trailed large cap stocks. Conversely, the tax-exempt municipal market was dealt an additional blow as it became apparent that an extension of the Build America Bond program was unlikely. In addition, the fourth quarter brought an increase in negative headlines regarding fiscal challenges faced by state and local governments, sparking additional volatility in the municipal market.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the year as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of December 31, 2010	6-month	12-month
US large cap equities (S&P 500 Index)	23.27%	15.06%
US small cap equities (Russell 2000 Index)	29.38	26.85
International equities (MSCI Europe, Australasia, Far East Index)	24.18	7.75
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.13
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(1.33)	7.90
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	1.15	6.54
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(0.90)	2.38
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.04	14.94

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/ shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2010

Portfolio Management Commentary

How did the Fund perform?

•	For the 12-month period, the BlackRock Exchange Portfolio (the “Fund”), a series of BlackRock Funds, underperformed its benchmark, the S&P 500 Index.

What factors influenced performance?

•

The Fund’s positioning in the information technology sector was the primary detractor from relative performance for the year. Large individual holdings of Microsoft Corp. and Hewlett-Packard Co. drove the Fund’s underperformance in this sector as both stocks declined due to competitive threats, mostly from Apple, Inc’s. gaining market share. Stock selection in the energy sector also had a negative impact on performance as the Fund’s holdings of BP Plc and Transocean Ltd. declined sharply due to the massive oil spill in the Gulf of Mexico. Based on our evaluation of the potential residual impact of the oil spill and implications of forthcoming regulations on these holdings, we sold Transocean Ltd. and significantly reduced the Fund’s position in BP Plc. In addition, the Fund’s underweights relative to its benchmark index in consumer discretionary and materials detracted from performance as these sectors performed particularly well during the period.

•

Contributing positively to the Fund’s performance was stock selection in the health care sector, where holdings of Millipore Corp. proved beneficial as the company was acquired at a substantial premium. While the Fund’s overweight allocation to pharmaceutical stocks hurt performance, the Fund’s largest health care holding, Novartis AG, outperformed its peers and boosted the Fund’s performance. In the industrials sector, the Fund’s holdings in Caterpillar, Inc. had a positive impact as the stock surged with the continuing global economic recovery.

Describe recent portfolio activity.

•	During the 12-month period, we reduced the Fund’s exposure to the energy and health care sectors, and established new positions in the telecommunication services and materials sectors.

Describe Fund positioning at period end.

•

As of the period end, the Fund remained highly diversified across nine sectors with its largest weightings in the information technology and financials sectors. Relative to its benchmark index, the Fund held notable overweights in the industrials and consumer staples sectors, while it was underweight in consumer discretionary and utilities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments
Target Corp.	7%
Berkshire Hathaway, Inc. - Class B	7
Schlumberger Ltd.	7
International Business Machines Corp.	6
American Express Co.	5
Caterpillar, Inc.	5
Exxon Mobil Corp.	5
Hewlett-Packard Co.	5
The Procter & Gamble Co.	5
Microsoft Corp.	5

Sector Allocation	Percent of Long-Term Investments
Information Technology	19%
Financials	16
Industrials	15
Consumer Staples	15
Health Care	13
Energy	12
Consumer Discretionary	7
Telecommunication Services	2
Materials	1

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

4	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2010

Total Return Based on a $10,000 Investment

[1]	The Fund normally invests largely in a diversified and supervised portfolio of common stocks, or securities convertible into common stocks.
[2]

This unmanaged total return index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a trademark of The McGraw-Hill Companies.

Shares of the Fund are not currently offered to the public.

Performance Summary for the Period Ended December 31, 2010

	6-Month	Average Annual Total Returns[3]
	Total Returns	1 Year	5 Years	10 Years
BlackRock Shares	18.97%	12.12%	3.97%	1.84%
S&P 500 Index	23.27	15.06	2.29	1.41

[3]	See “About Fund Performance” on page 6 for a detailed description of performance related information. Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[5]
	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period[4]	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period[4]	Annualized Expense Ratio
BlackRock Shares	$1,000.00	$1,189.70	$3.42	$1,000.00	$1,022.08	$3.16	0.62%

[4]

For the BlackRock Shares of the Fund, expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[5]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2010	5

About Fund Performance

•	BlackRock Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund’s investment advisor waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. BlackRock Advisors, LLC is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after May  1, 2011.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions; and (b) operating expenses including investment advisory fees and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on July 1, 2010 and held through December 31, 2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2010

Schedule of Investments December 31, 2010
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 6.8%
The Boeing Co.	126,232	$8,237,900
General Dynamics Corp.	93,000	6,599,280

		14,837,180

Beverages – 2.6%
The Coca-Cola Co.	87,735	5,770,331

Capital Markets – 1.6%
Ameriprise Financial, Inc.	61,125	3,517,744

Computers & Peripherals – 4.8%
Hewlett-Packard Co.	249,188	10,490,815

Consumer Finance – 5.3%
American Express Co.	271,045	11,633,251

Diversified Financial Services – 2.4%
JPMorgan Chase & Co.	124,728	5,290,962

Diversified Telecommunication Services – 1.1%
Verizon Communications, Inc.	64,800	2,318,544

Energy Equipment & Services – 6.4%
Schlumberger Ltd.	168,194	14,044,199

Food & Staples Retailing – 2.9%
Wal-Mart Stores, Inc.	119,846	6,463,295

Food Products – 1.0%
General Mills, Inc.	16,994	604,816
Kraft Foods, Inc. - Class A	53,285	1,679,010

		2,283,826

Health Care Equipment & Supplies – 0.4%
Medtronic, Inc.	22,800	845,652

Household Products – 4.8%
The Procter & Gamble Co.	162,456	10,450,794

Industrial Conglomerates – 2.7%
General Electric Co.	317,848	5,813,440

Insurance – 6.6%
Berkshire Hathaway, Inc. - Class B (a)	180,100	14,427,811

IT Services – 8.3%
International Business Machines Corp.	90,052	13,216,032
The Western Union Co.	266,480	4,948,534

		18,164,566

Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc. (a)	29,749	1,232,501

Machinery – 5.1%
Caterpillar, Inc.	119,415	11,184,409

Metals & Mining – 1.5%
Freeport-McMoRan Copper & Gold, Inc.	26,800	3,218,412

Multiline Retail – 6.7%
Target Corp.	242,683	14,592,529

Oil, Gas & Consumable Fuels – 5.5%
BP Plc - ADR	31,546	1,393,387
Exxon Mobil Corp.	144,677	10,578,782

		11,972,169

Pharmaceuticals – 11.8%
AstraZeneca Plc - ADR (b)	64,000	2,956,160
Johnson & Johnson	115,747	7,158,952
Merck & Co., Inc.	83,999	3,027,324
Novartis AG - ADR (b)	155,916	9,191,248
Pfizer, Inc.	204,166	3,574,947

		25,908,631

Semiconductors & Semiconductor Equipment – 0.4%
Intel Corp.	40,915	860,442

Software – 4.7%
Microsoft Corp.	367,277	10,254,374

Tobacco – 2.9%
Altria Group, Inc.	77,000	1,895,740
Philip Morris International, Inc.	77,000	4,506,810

		6,402,550

Wireless Telecommunication Services – 0.8%
Vodafone Group Plc - ADR	64,452	1,703,466

Total Long-Term Investments (Cost – $44,947,593) – 97.7%		213,681,893

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (c)(d)	4,828,864	4,828,864

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.44% (c)(d)(e)	$7,122	7,122,500

Total Short-Term Securities (Cost – $11,951,364) – 5.5%		11,951,364

Total Investments (Cost – $56,898,957*) – 103.2%		225,633,257
Liabilities in Excess of Other Assets – (3.2)%		(6,985,471)

Net Assets – 100.0%		$218,647,786

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$54,582,020

Gross unrealized appreciation	$171,497,024
Gross unrealized depreciation	(445,787)

Net unrealized appreciation	$171,051,237

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.

Portfolio Abbreviation

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated as follows:	ADR American Depositary Receipts

See Notes to Financial Statements.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2010	7

Schedule of Investments (concluded)

(c)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2009	Net Activity	Shares/Beneficial Interest Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,451,630	2,377,234	4,828,864	$54	$9,505
BlackRock Liquidity Series LLC, Money Market Series	$27,202,500	$(20,080,000)	$7,122,500	–	$20,282

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	$213,681,893	–	–	$213,681,893
Short-Term Securities	4,828,864	$7,122,500	–	11,951,364

Total	$218,510,757	$7,122,500	–	$225,633,257

[1]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

8	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2010

Statement of Assets and Liabilities

December 31, 2010
Assets
Investments at value – unaffiliated (including securities loaned at value of $6,955,700) (cost – $44,947,593)	$213,681,893
Investments at value – affiliated (cost – $11,951,364)	11,951,364
Dividends receivable	271,881
Securities lending income receivable – affiliated	2,474
Dividends receivable – affiliated	775
Receivable from advisor	285
Prepaid expenses	8,164

Total assets	225,916,836

Liabilities
Collateral on securities loaned at value	7,122,500
Investment advisory fees payable	89,640
Other affiliates payable	7,999
Officer’s and Trustees’ fees payable	1,378
Other accrued expenses payable	47,533

Total liabilities	7,269,050

Net Assets	$218,647,786

Net Assets Consist of
Paid-in capital	$50,043,091
Undistributed net investment income	66,630
Accumulated net realized loss	(196,235)
Net unrealized appreciation	168,734,300

Net Assets	$218,647,786

Net Asset Value
BlackRock Shares outstanding, unlimited number of shares authorized, $0.001 per value	360,781

Net asset value	$606.04

See Notes to Financial Statements.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2010	9

Statement of Operations

Year Ended December 31, 2010
Investment Income
Dividends and reclaims	$4,511,035
Foreign taxes withheld	(108,953)
Dividends – affiliated	9,505
Securities lending – affiliated	20,282

Total income	4,431,869

Expenses
Investment advisory	1,024,138
Administration	204,832
Professional	66,752
Printing	26,722
Custodian	14,554
Transfer agent	6,619
Officer and Trustees	5,664
Miscellaneous	13,615

Total expenses	1,362,896
Less fees waived by advisor	(35,024)
Less administration fees waived	(51,211)
Less transfer agent fees waived	(780)
Less transfer agent fees reimbursed	(5,839)

Total expenses after fees waived and reimbursed	1,270,042

Net investment income	3,161,827

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments	7,566,871
Redemption-in-kind transactions	1,490,610

9,057,481

Net change in unrealized appreciation/depreciation on investments	11,652,206

Total realized and unrealized gain	20,709,687

Net Increase in Net Assets Resulting from Operations	$23,871,514

See Notes to Financial Statements.

10	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2010

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2010	2009
Operations
Net investment income	$3,161,827	$3,501,442
Net realized gain from investment transactions	7,566,871	6,756,703
Net realized gain from redemption-in-kind transactions	1,490,610	7,265,291
Net change in unrealized appreciation/depreciation	11,652,206	25,837,784

Net increase in net assets resulting from operations	23,871,514	43,361,220

Dividends to Shareholders From
Net investment income from BlackRock Shares	(3,095,197)	(3,542,974)

Capital Share Transactions
Shares issued in reinvestment of dividends	544,023	501,567
Shares redeemed	(5,202,067)	(13,336,165)

Net decrease in net assets derived from capital share transactions	(4,658,044)	(12,834,598)

Net Assets
Total increase in net assets	16,118,273	26,983,648
Beginning of year	202,529,513	175,545,865

End of year	$218,647,786	$202,529,513

Undistributed net investment income	$66,630	$–

See Notes to Financial Statements.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2010	11

Financial Highlights

	BlackRock Shares
	Year Ended December 31,		Period October 1, 2008 to December 31,	Year Ended September 30,
	2010	2009	2008	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$548.49	$443.11	$572.26	$676.66	$575.50	$533.63

Net investment income[1]	8.67	9.12	2.24	8.07	6.21	6.63
Net realized and unrealized gain (loss)	57.43	105.72	(124.70)	(105.98)	100.52	41.58

Net increase (decrease) from investment operations	66.10	114.84	(122.46)	(97.91)	106.73	48.21

Dividends from net investment income	(8.55)	(9.46)	(6.69)	(6.49)	(5.57)	(6.34)

Net asset value, end of period	$606.04	$548.49	$443.11	$572.26	$676.66	$575.50

Total Investment Return[2]
Based on net asset value	12.12%	26.10%	(21.35)%[3]	(14.56)%	18.62%	9.06%

Ratios to Average Net Assets
Total expenses	0.67%	0.68%	0.71%[4]	0.65%	0.65%	0.67%

Total expenses after fees waived, reimbursed and paid indirectly	0.62%	0.61%	0.60%[4]	0.60%	0.60%	0.60%

Net investment income	1.54%	1.96%	1.94%[4]	1.28%	0.99%	1.20%

Supplemental Data
Net assets, end of period (000)	$218,648	$202,530	$175,546	$238,201	$313,012	$293,551

Portfolio turnover	2%	–	–	–	1%	–

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.

See Notes to Financial Statements.

12	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2010

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. As of December 31, 2010, the Trust had 25 series. These financial statements relate to one series of the Trust, BlackRock Exchange Portfolio (the “Fund”). The Fund is diversified. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees (the “Board”). Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end registered investment companies are valued at net asset value each business day.

The Fund values its investment in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Redemptions-In-Kind: The Fund transferred securities and cash to shareholders in connection with redemption-in-kind transactions. For purposes of US GAAP, these transactions were treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. Gains and losses resulting from such redemptions-in-kind are shown as redemption-in-kind transactions in the Statement of Operations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Dividends and Distributions: Dividends and distributions, if any, paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Securities Lending: The Fund may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Fund earns dividends on the securities loaned. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2010	13

Notes to Financial Statements (continued)

taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four periods ended December 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based on the average daily value of the Fund’s net assets, at the annual rate of 0.50%.

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses to 0.62% of the Fund’s average daily net assets. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2011 unless approved by the Board, including a majority of the non-interested Trustees. This expense limit applies to the aggregate expenses incurred on the BlackRock Share class. These amounts are shown as fees waived by advisor, administration fees waived, transfer agent fees waived and transfer agent fees reimbursed, respectively, in the Statement of Operations. For the year ended December 31, 2010, the Manager waived $31,479 of investment advisory fees which is included in fees waived by advisor.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Fund’s investment in other affiliated investment companies, if any. This amount is included in fees waived by advisor in the Statement of Operations. For the year ended December 31, 2010, the Manager waived $3,545.

If during the Fund’s fiscal year the operating expenses of the BlackRock Share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for the BlackRock Share class, the Manager is entitled to be reimbursed by the BlackRock Share class up to the amount of fees waived or expenses reimbursed during the prior two fiscal years under the agreement provided that: (1) the Fund has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for the BlackRock Share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for the BlackRock Share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for the BlackRock Share class.

On December 31, 2010, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

Expiring December 31,
2011	2012
$127,694	$89,309

Waivers of $51,110 previously recorded by the Fund, which were subject to recoupment by the Manager, expired on December 31, 2010.

PFPC Trust Company (“PTC”), serves as custodian for the Fund. On July 1, 2010, The Bank of New York Mellon Corporation purchased PTC, which prior to this date was an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager. For these services, the custodian receives a fee computed daily and payable monthly, based on a percentage of the average daily gross assets of the Fund. The fee is paid at the following annual rates: 0.005% of the first $400 million, 0.004% of the next $1.6 billion and 0.003% of average daily gross assets in excess of $2 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of the Fund. For the year ended December 31, 2010, the Fund paid $6,698 to affiliates in return for these services, which are included in custodian in the Statement of Operations.

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) (formerly PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”)), serves as transfer

14	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2010

Notes to Financial Statements (continued)

agent and dividend disbursing agent. On July 1, 2010, The Bank of New York Mellon Corporation purchased PNCGIS, which prior to this date was an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager. Transfer agency fees borne by the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services. For the year ended December 31, 2010, the Fund paid $3,868 to affiliates in return for these services, which are included in transfer agent in the Statement of Operations.

BNYMIS and the Manager act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of average daily net assets in excess of $1 billion. In addition, the Fund is charged an administration fee based on the following percentages of average daily net assets of the BlackRock Share class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of average daily net assets in excess of $1 billion. In addition, BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for the Fund which are included in administration fees waived in the Statement of Operations. For the year ended December 31, 2010, the Fund paid $144,830 to affiliates in return for these services, which are included in administration in the Statement of Operations.

The Fund received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BlackRock Investment Management, LLC (“BIM”) as the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Fund on such investments is shown as securities lending – affiliated in the Statement of Operations. For the year ended December 31, 2010, BIM received $5,053 in securities lending agent fees related to securities lending activities for the Fund.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Trust reimburses the Manager for compensation paid to the Trust’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2010, were $3,934,317 and $8,761,978, including $1,929,130 of sales representing redemptions-in-kind, respectively.

4. Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, was a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Fund may borrow under the credit agreement to fund shareholder redemptions. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Fund based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2010. The Fund did not borrow under the credit agreement during the year ended December 31, 2010.

5. Income Tax Information:

Reclassifications: US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of December 31, 2010 attributable to redemptions-in-kind transactions and the sales of securities with a different book and tax basis were reclassified to the following accounts:

Paid-in capital	$1,214,943
Accumulated net realized loss	$(1,214,943)

The tax character of distributions paid during the fiscal years ended December 31, 2010 and December 31, 2009 was as follows:

Ordinary income
12/31/10	$3,095,197
12/31/09	$3,542,974

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2010	15

Notes to Financial Statements (concluded)

As of December 31, 2010, the tax components of accumulated net earnings were as follows:

Undistributed ordinary income	$66,630
Capital loss carryforward	(196,235)
Net unrealized gains*	171,051,237

Total	$170,921,632

*	The difference between book-basis and tax-basis net unrealized gains is attributable to basis differences on contributed securities.

As of December 31, 2010, the Fund had a capital loss carryforward of $196,235 expiring in 2016. This amount will be available to offset future realized capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after December 31, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

7. Capital Shares Transactions:

Transactions in BlackRock Shares were as follows:

	Year Ended December 31,
	2010	2009
Shares issued in reinvestment of dividends	926	976
Shares redeemed	(9,391)[1]	(27,895)[2]

Net decrease	(8,465)	(26,919)

[1]	Including (3,986) representing redemptions-in-kind.
[2]	Including (18,383) representing redemptions-in-kind.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2010

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and Shareholders of BlackRock Exchange Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the BlackRock Exchange Portfolio (the “Portfolio”) [one of the twenty-five portfolios constituting the BlackRock Funds (the “Fund”)] as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BlackRock Exchange Portfolio of the BlackRock Funds as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP Philadelphia, Pennsylvania February 25, 2011

Important Tax Information

All of the ordinary income distributions paid by BlackRock Exchange Portfolio during the taxable year ended December 31, 2010 qualify for the dividends received deduction for corporations and consist entirely of qualified dividend income for individuals.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2010	17

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested Trustees[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 95 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.	36 RICs consisting of 95 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2007	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	36 RICs consisting of 95 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2004	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 95 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee and Member of the Audit Committee	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.	36 RICs consisting of 95 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 95 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	36 RICs consisting of 95 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); WQED Multi-Media (public broadcasting not-for-profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 95 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2005	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	36 RICs consisting of 95 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

18	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2010

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested Trustees[1] (concluded)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	36 RICs consisting of 95 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee and Member of the Audit Committee	Since 2007	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	36 RICs consisting of 95 Portfolios	None

[1]

Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a Trustee of the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s Board in 2007, each Trustee first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005.	169 RICs consisting of 289 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	169 RICs consisting of 289 Portfolios	None

[3]

Mr. Davis is an “interested person,” as defined in the 1940 Act, of the Trust based on his positions with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2010	19

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Trust Officers[1]

John Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2005; Co-head of the Global Cash and Securities Lending Group since 2010; Chief Operating Officer and Head of the Global Client Group for BlackRock’s Global Cash Management Business from 2007 to 2010; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Ira Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009; Principal thereof from 2004 to 2008.

[1]	Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

20	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2010

Officers and Trustees (concluded)

Investment Advisor and Co-Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent, Co-Administrator and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Custodian	Distributor	Legal Counsel
PFPC Trust Company	BlackRock Investments, LLC	Sidley Austin LLP
Wilmington, DE 19809	New York, NY 10022	New York, NY 10019

Effective September 24, 2010, John M. Perlowski became President and Chief Executive Officer of the Trust.

Effective November 16, 2010, Ira Shapiro became Secretary of the Trust.

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at http://www.blackrock.com/ edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Form N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http:// www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2010	21

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

22	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2010

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global SmallCap Fund		BlackRock Natural Resources Trust
BlackRock Asset Allocation Portfolio†	BlackRock Health Sciences Opportunities Portfolio		BlackRock Pacific Fund
BlackRock Balanced Capital Fund† BlackRock Basic Value Fund	BlackRock Healthcare Fund BlackRock Index Equity Portfolio*		BlackRock Science & Technology Opportunities Portfolio
BlackRock Capital Appreciation Fund	BlackRock International Fund		BlackRock Small Cap Core Equity Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Index Fund		BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Opportunities Portfolio		BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Value Fund		BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock Large Cap Core Fund		BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Focus Value Fund	BlackRock Large Cap Core Plus Fund		BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund		BlackRock S&P 500 Stock Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund		BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund		BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio		BlackRock Value Opportunities Fund
BlackRock Global Growth Fund	BlackRock Mid-Cap Value Equity Portfolio		BlackRock World Gold Fund
BlackRock Global Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Bond Portfolio

BlackRock Emerging Market Debt Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock GNMA Portfolio

BlackRock Global Dividend Income Portfolio†

BlackRock Government Income Portfolio

BlackRock High Income Fund

BlackRock High Yield Bond Portfolio

BlackRock Income Portfolio†

BlackRock Inflation Protected Bond Portfolio

BlackRock Intermediate Government Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Managed Income Portfolio

BlackRock Multi-Sector Bond Portfolio

BlackRock Short-Term Bond Fund

BlackRock Strategic Income
Opportunities Portfolio

BlackRock Total Return Fund

BlackRock Total Return Portfolio II

BlackRock World Income Fund

Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio		BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Fund		BlackRock Ohio Municipal Bond Portfolio
BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund		BlackRock Pennsylvania Municipal Bond Fund
BlackRock Intermediate Municipal Fund	BlackRock New Jersey Municipal Bond Fund		BlackRock Short-Term Municipal Fund
Target Risk & Target Date Funds†
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		BlackRock LifePath Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055
2035

*	See the prospectus for information on specific limitations on investments in the fund.
†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2010	23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EXCH-12/10-AR

Item 2	–	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3	–	Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4	–	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Exchange Portfolio	$17,000	$17,000	$0	$0	$6,100	$6,100	$42	$1,028

1	The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2	The nature of the services include tax compliance, tax advice and tax planning.
3	The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Exchange Portfolio	$16,919	$409,628

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $10,777, 0%

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – See Item 2

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds: Exchange Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Funds: Exchange Portfolio

Date: March 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds: Exchange Portfolio

Date: March 4, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds: Exchange Portfolio

Date: March 4, 2011